Shareholder Report, Average Annual Return (Details) 192809_Geneva SMID Cap Growth Fund_Institutional Class_TSR Annual {Institutional Class}	12 Months Ended	60 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class (without sales charge)
Average Annual Return, Percent	(5.29%)	(1.33%)
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	20.38%	12.74%
Russell 2500 Growth Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Total Return
Average Annual Return, Percent	15.32%	3.17%